BUSINESS COMBINATIONS (Details) $ in Thousands	1 Months Ended
Apr. 30, 2013 USD ($)
First installment [Member]
Business Acquisition [Line Items]
Basis of performance target	Net income for the year ending December 31, 2013
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2013
Second installment [Member]
Business Acquisition [Line Items]
Basis of performance target	Net income for the year ending December 31, 2014
Referencing share price to achieve the nominal value of shares	Average closing price of the Company’s shares during the trading days from October 1 to December 31, 2014
Bond [Member] | First installment [Member]
Business Acquisition [Line Items]
Target net income	$ 8,806
Nominal value of shares	10,950
Bond [Member] | Second installment [Member]
Business Acquisition [Line Items]
Target net income	10,567
Nominal value of shares	$ 10,950